Derivatives - Notional amount and fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Notional amount and fair value of the derivatives
Derivative financial assets	£ 2,315	£ 3,904
Derivative financial liabilities	3,178	4,654
Equity and commodity contracts
Notional amount and fair value of the derivatives
Notional amount		1
Derivative financial assets		93
Spot, forwards and futures | Exchange rate contracts
Notional amount and fair value of the derivatives
Notional amount	12,000	15
Derivative financial assets	165	420
Derivative financial liabilities	171	365
Inflation rate swaps | Exchange rate contracts
Notional amount and fair value of the derivatives
Notional amount	3,000	4
Derivative financial assets	76	238
Derivative financial liabilities	75	279
Equity and bond call options | Exchange rate contracts
Notional amount and fair value of the derivatives
Notional amount	1,000	1
Derivative financial assets	44	55
Equity and bond call options | Interest rate contracts
Notional amount and fair value of the derivatives
Notional amount	6,000	4
Derivative financial assets	43	72
Equity and bond put options | Exchange rate contracts
Notional amount and fair value of the derivatives
Notional amount	1,000	1
Derivative financial liabilities	44	55
Equity and bond put options | Interest rate contracts
Notional amount and fair value of the derivatives
Notional amount	6,000	4
Derivative financial liabilities	20	37
Interest rate swaps | Interest rate contracts
Notional amount and fair value of the derivatives
Notional amount	179,000	91
Derivative financial assets	1,987	3,026
Derivative financial liabilities	2,868	3,918
Futures and forwards | Interest rate contracts
Notional amount and fair value of the derivatives
Notional amount		5
Bank
Notional amount and fair value of the derivatives
Derivative financial assets	2,277	3,082
Derivative financial liabilities	3,117	3,938
Bank | Spot, forwards and futures | Exchange rate contracts
Notional amount and fair value of the derivatives
Notional amount	11,000	13,000
Derivative financial assets	162	371
Derivative financial liabilities	166	343
Bank | Inflation rate swaps | Exchange rate contracts
Notional amount and fair value of the derivatives
Notional amount	3,000	3,000
Derivative financial assets	74	151
Derivative financial liabilities	74	151
Bank | Equity and bond call options | Exchange rate contracts
Notional amount and fair value of the derivatives
Notional amount	1,000	1,000
Derivative financial assets	44	55
Bank | Equity and bond call options | Interest rate contracts
Notional amount and fair value of the derivatives
Notional amount	6,000	4,000
Derivative financial assets	43	72
Bank | Equity and bond put options | Exchange rate contracts
Notional amount and fair value of the derivatives
Notional amount	1,000	1,000
Derivative financial liabilities	44	55
Bank | Equity and bond put options | Interest rate contracts
Notional amount and fair value of the derivatives
Notional amount	6,000	4,000
Derivative financial liabilities	20	37
Bank | Interest rate swaps | Interest rate contracts
Notional amount and fair value of the derivatives
Notional amount	170,000	45,000
Derivative financial assets	1,954	2,433
Derivative financial liabilities	2,813	3,352
Subsidiaries
Notional amount and fair value of the derivatives
Derivative financial assets	6
Derivative financial liabilities	15
Intermediate holding company
Notional amount and fair value of the derivatives
Derivative financial assets	1,703	2,929
Derivative financial liabilities	2,951	4,294
Intermediate holding company | Bank
Notional amount and fair value of the derivatives
Derivative financial assets	1,697	2,167
Derivative financial liabilities	£ 2,908	£ 3,604